Credit Risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 300		£ 300
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,119	£ 6,175
Proportion of Management adjustments to total impairment allowance	10.30%	850000000.00%
Loans and advances | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 5,489	£ 5,650
Loans and advances | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,700	4,800
Loans and advances | Individually assessed impairments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	400	400
Loans and advances | Non-modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	400	500
Loans and advances | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	630	525
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	271	317
Loans and advances | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	112	206
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	149	110
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	10	1
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	359	208
Retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 554	£ 516
Proportion of Management adjustments to total impairment allowance	24.90%	1720.00%
Retail mortgages | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 416	£ 427
Retail mortgages | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	138	89
Retail mortgages | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	22	4
Retail mortgages | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5	1
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	14	3
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3	0
Retail mortgages | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	116	85
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 3,313	£ 3,166
Proportion of Management adjustments to total impairment allowance	5.80%	570.00%
Retail credit cards | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 3,122	£ 2,986
Retail credit cards | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	191	180
Retail credit cards | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	143	93
Retail credit cards | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	27	17
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	116	76
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	48	87
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 506	£ 579
Proportion of Management adjustments to total impairment allowance	10.50%	2140.00%
Retail other | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 453	£ 455
Retail other | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	53	124
Retail other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	25
Retail other | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3	7
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5	17
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	1
Retail other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	45	99
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,689	£ 1,872
Proportion of Management adjustments to total impairment allowance	14.70%	710.00%
Corporate loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,441	£ 1,740
Corporate loans | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	248	132
Corporate loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	98	195
Corporate loans | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	77	181
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	14	14
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	7	0
Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	150	(63)
Debt securities and other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 57	£ 42
Proportion of Management adjustments to total impairment allowance	0.00%	0.00%
Debt securities and other | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 57	£ 42
Debt securities and other | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 0	£ 0